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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-88703



           SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION OF
   MORGAN STANLEY DEAN WITTER 21st CENTURY TREND FUND Dated December 6, 1999 MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND Dated April 27, 2000
MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST Dated November 29, 1999
  MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST Dated February 3, 2000 MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES Dated May 31, 2000
     MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND Dated April 28, 2000
           MORGAN STANLEY DEAN WITTER GROWTH FUND Dated May 31, 2000
    MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND Dated November 23, 1999 MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES Dated October 29,
                                     1999
     MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND Dated February 3, 2000 MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST Dated January 28, 2000
   MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST Dated September 30, 1999
     MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND Dated February 4, 2000
      MORGAN STANLEY DEAN WITTER REAL ESTATE FUND Dated January 28, 2000
     MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND Dated October 29, 1999
      MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND Dated April 28, 2000 MORGAN STANLEY DEAN WITTER STRATEGIST FUND Dated September 28, 1999
     MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND Dated March 2, 2000 MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND Dated August 4, 1999 MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST Dated September 29, 1999
       MORGAN STANLEY DEAN WITTER UTILITIES FUND Dated February 29, 2000
         MORGAN STANLEY DEAN WITTER VALUE FUND Dated November 30, 1999
   MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST Dated February 3, 2000

     The first sentence of the third paragraph of Section VIII. B. of the Fund's Statement of Additional Information is hereby replaced by the following:

     In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors/Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price.


July 31, 2000